S000000711 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.00%	0.86%	1.71%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	2.71%	0.28%	1.80%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.21%	(1.00%)	0.51%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.59%	(0.28%)	0.85%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent	2.87%	0.38%	1.90%
CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	(1.32%)	(0.81%)	1.05%
CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	0.78%	(0.71%)	0.76%
CLASS R
Prospectus [Line Items]
Average Annual Return, Percent	2.15%	(0.32%)	1.18%